Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Assets
Cash and cash equivalents	$ 65,985	$ 78,435	$ 56,547
Trade receivables, net	30,501	21,547	26,228
Other accounts receivables	4,704	5,546	4,940
Inventories	82,079	78,819	78,713
Total Current Assets	183,269	184,347	166,428
Non-Current Assets
Property, plant and equipment, net	37,894	36,245	31,971
Right-of-use assets	9,250	9,617	7,552
Intangible assets, Goodwill and other long-term assets	99,640	103,226	106,517
Goodwill	30,313	30,313	30,313
Contract assets	7,807	8,019	8,257
Deferred taxes		488
Total Non-Current Assets	184,904	187,908	184,610
Total Assets	368,173	372,255	351,038
Current Liabilities
Current maturities of lease liabilities	1,866	1,631	1,494
Current maturities of other long term liabilities	9,850	10,181	12,610
Trade payables	25,077	27,735	19,532
Other accounts payables	8,804	9,671	7,233
Deferred revenues	177	171	27
Total Current Liabilities	45,774	49,389	40,896
Non-Current Liabilities
Lease liabilities	9,549	9,431	7,065
Contingent consideration	18,884	20,646	17,085
Other long-term liabilities	32,782	32,816	34,238
Deferred taxes	659
Employee benefit liabilities, net	571	509	602
Total Non-Current Liabilities	62,445	63,402	58,990
Shareholder’s Equity
Ordinary shares	15,077	15,028	15,023
Additional paid in capital net	268,243	266,933	266,313
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	456	51	(12)
Capital reserve from share-based payments	5,226	6,316	6,444
Capital reserve from employee benefits	374	364	283
Accumulated deficit	(25,932)	(25,738)	(33,409)
Total Shareholder’s Equity	259,954	259,464	251,152
Total Liabilities and Shareholder’s Equity	$ 368,173	$ 372,255	$ 351,038